Cover	Mar. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2025
Entity File Number	001-38545
Entity Registrant Name	LANDSEA HOMES CORPORATION
Entity Central Index Key	0001721386
Entity Tax Identification Number	82-2196021
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1717 McKinney Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	(949)
Local Phone Number	345-8080
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LSEA
Security Exchange Name	NASDAQ
Warrants exercisable for Common Stock
Title of 12(b) Security	Warrants exercisable for Common Stock
Trading Symbol	LSEAW
Security Exchange Name	NASDAQ